GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 14, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Cash paid to acquire entity		$ 3,048
Acquisition transaction costs		1,100
Holdback amount		484
Net cash acquired assets		132
Acquisition costs recorded to operating expenses		49
Netonomy LTD [Member]
Business Acquisition [Line Items]
Acquisition date	Jan. 14, 2018
Cash paid to acquire entity	$ 3,180
Total purchase consideration	4,380
Fair value of contingent liability	$ 1,041	$ 1,056
Payment term for contingent consideration	2 years 6 months
Holdback amount	$ 1,100
Restricted holdback amount	$ 797
Description of claims for indemnification	Paid in three installments consisting each one 40%, 40% and 20% of the Holdback amount following the first, second and 30-months anniversaries of the Closing Date.